CALL OPTION ASSETS	12 Months Ended
Dec. 31, 2025
CALL OPTION ASSETS
CALL OPTION ASSETS

12. CALL OPTION ASSETS

In 2024, the Group acquired equity interests in Kuaijin and Beijing Naonao through a combination of cash consideration and the issuance of restricted ordinary shares. As part of these transactions, the Group was granted call options, providing the right, but not the obligation, to acquire additional equity interests in the respective investees.

The call options are classified as Level 3 assets within the fair value hierarchy, as defined by ASC 820, due to the use of significant unobservable inputs in their valuation. The fair value of the call option related to Beijing Naonao was estimated using a Monte Carlo simulation model, while the fair value of the call option related to Kuaijin was estimated using the Black-Scholes option pricing model. Both models incorporate key assumptions, including expected volatility, risk-free interest rates, the contractual term of the options, and dividend yield.

The Group reassesses the fair value of the call options at each reporting period, adjusting for changes in market conditions and other relevant factors. Changes in the fair value of the call options are recognized in the consolidated statements of comprehensive income (loss) as a gain (loss) on change in fair value of call option assets, with a corresponding adjustment to the carrying value of the call option assets.

Key assumptions used in the valuation models were as follows:

	Kuaijin		Beijing Naonao
	Initial	As of December 31,	Initial	As of December 31,
Assumptions	Valuation	2024	Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term (years)	2	1.33	3.17	2.34
Dividend yield	0%	0%	0%	0%

	Beijing Naonao
	As of December 31,	As of June 30,
Assumptions	2024	2025
Expected volatility	96.74%	81.73%
Risk-free rate	1.15%	1.37%
Contractual term (years)	2.34	1.5
Dividend yield	0%	0%

The fair value of these options is sensitive to changes in key inputs, particularly expected volatility and the contractual term. These assumptions are updated regularly to reflect prevailing market conditions and the performance of the investees.

As of December 31, 2025, management determined the fair value of the Kuaijin call option to be zero through its own assessment rather than a third-party valuation; accordingly, no model inputs are applicable for that date. For Beijing Naonao, June 30, 2025 represents the last measurement date, as the call option was derecognized on that date upon amendment of the Share Purchase Agreement.

Call option assets are as follows:

	Kuaijin		Beijing Naonao	Total	Total
	US$		US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024		March 26, 2024	—	—
Expiration date	April 30, 2026		May 2, 2027	—	—
Exercise Price valuation	60,000		—	—	—
Option equity interest	36.00%		21.70%	—	—
The initial valuation of call option assets	222		509	5,207	731
The call option assets at December 31, 2024	72		2,116	15,843	2,188
Gain (loss) on change in fair value of call option assets in 2024	(150)		1,607	10,636	1,457
Balance at December 31, 2025	—		—	—	—*
Loss on change in fair value of call option assets in 2025	(72)		(1,076)	(8,196)	(1,148)
Loss on derecognition in 2025**	—	*	(1,040)	(7,647)	(1,040)

* As December 31, 2025, the Group determined not to exercise the right to acquire additional equity interests in Kuaijin. Accordingly, the fair value of Kuaijin call option asset was determined to be zero as of December 31, 2025, and the Group recorded a loss on change in fair value of call option asset of approximately US$0.1 million for the year ended December 31, 2025.

** On June 30, 2025, the Group and Beijing Naonao entered an amendment to the Share Purchase Agreement originally executed on March 26, 2024, pursuant to which the share repurchase terms were removed. As a result, the call option asset and the put option liability of Beijing Naonao were both derecognized as of June 20, 2025. Immediately prior to derecognition, the fair value of the call option asset was approximately US$ 1.0 million and the fair value of the put liability was approximately US$0.2 million (see Note 17. Put Option Liabilities). The net loss on derecognition of US$0.8 million (US$1.0 million call option asset less US$0.2 million put option liability), representing the excess of the call option asset derecognized over the put option liability simultaneously derecognized, is included in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2025.